Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment.
Schedule of Property, plant and equipment

			Mine
			development,
	Land and	Right of use	infrastructure	Assets under	Decommissioning	Plant &	Furniture	Motor
Cost	Buildings	asset	and other	construction	assets	Equipment	& Fittings	Vehicles	Total
Balance at January 1, 2024	16,686	501	118,398	32,134	3,494	71,445	1,861	3,605	248,124
Additions(2)	214	265	128	24,695	317	1,532	243	187	27,581
Impairments(1)	(29)	—	—	—	—	(3,367)	—	—	(3,396)
Disposals	—	—	—	—	—	—	(3)	(233)	(236)
Derecognition	—	(256)	—	—	—	—	—	—	(256)
Reallocations between asset classes	—	—	24,900	(25,573)	—	673	—	—	—
Foreign exchange movement	—	(4)	—	—	—	—	(11)	—	(15)
Balance at December 31, 2024	16,871	506	143,426	31,256	3,811	70,283	2,090	3,559	271,802

Balance at January 1, 2025	16,871	506	143,426	31,256	3,811	70,283	2,090	3,559	271,802
Additions(2)	4	—	—	24,358	(61)	3,254	1,180	2,299	31,034
Disposals	—	—	—	—	—	—	(11)	(41)	(52)
Reallocations between asset classes	2,369	—	31,506	(42,748)	—	8,873	—	—	—
Reallocate of right of use asset(3)	—	(519)	—	—	—	—	—	—	(519)
Foreign exchange movement	—	13	—	7	—	—	93	—	113
Balance at December 31, 2025	19,244	—	174,932	12,873	3,750	82,410	3,352	5,817	302,378

(1)

Included in the 2024 impairments are drill rigs with a net book value amount of $309, Lima plant at $1,204 and sinking headgear of $91 and other assets of $107. These assets were impaired to a net book value amount of $Nil, as management no longer intends to use it in the manner originally intended and being derecognised.

(2)	Additions include change in estimates on decommissioning assets.
(3)	Right of use assets has been included as a separate line on the Statement of Financial Position. Refer to note 19.

			Mine
			development,
Accumulated depreciation and	Land and	Right of use	infrastructure	Assets under	Decommissioning	Plant &	Furniture	Motor
Impairment losses	Buildings	asset	and other	construction	assets	Equipment	& Fittings	Vehicles	Total
Balance at January 1, 2024	9,362	345	17,806	—	786	35,820	1,255	3,101	68,475
Depreciation for the year	1,102	127	7,189	—	77	7,099	205	222	16,021
Impairment for the year	22	—	—	—	—	1,689	—	—	1,711
Accumulated depreciation and impairment - impairments	(29)	—	—	—	—	(3,367)	—	—	(3,396)
Accumulated depreciation on disposals	—	—	—	—	—	—	(2)	(202)	(204)
Accumulated depreciation derecognised assets	—	(256)	—	—	—	—	—	—	(256)
Foreign exchange movement	—	2	—	—	—	—	(7)	—	(5)
Balance at December 31, 2024	10,457	218	24,995	—	863	41,241	1,451	3,121	82,346

Balance at January 1, 2025	10,457	218	24,995	—	863	41,241	1,451	3,121	82,346
Depreciation for the year	1,151	—	7,461	—	—	6,208	346	531	15,697
Disposals	—	—	—	—	—	—	(6)	(30)	(36)
Accumulated depreciation of right of use assets	—	(217)	—	—	—	—	—	—	(217)
Foreign exchange movement	—	(1)	—	—	—	—	51	—	50
Balance at December 31, 2025	11,608	—	32,456	—	863	47,449	1,842	3,622	97,840

Carrying amounts
At December 31, 2024	6,414	288	118,431	31,256	2,948	29,042	639	438	189,456
At December 31, 2025	7,636	—	142,476	12,873	2,887	34,961	1,510	2,195	204,538

Schedule of cash flow used in acquisition of property, plant and equipment

	2025	2024	2023
Additions	31,034	27,581	29,606
Adjustments for:
Net property, plant and equipment included in prepayments	1,162	679	329
Net property, plant and equipment included in trade and other payables	193	(201)	583
Right of use asset recognition (note 19)	—	(265)	—
Change in estimate for decommissioning asset - adjustment capitalised in property, plant and equipment (note 29)	61	(317)	(1,962)
	32,450	27,477	28,556